            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT
                          OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549
                   Report for the Period Ended March 31, 2000

--------------------------------------------------------------------------------

                      If amended report check here: [  ]

Name of Institutional Investment Manager:
Westchester Capital Management, Inc.            13F File No.:
--------------------------------------------------------------------------------
Business Address:
100 Summit Lake Drive   Valhalla    New York    10595
--------------------------------------------------------------------------------
        Street          City        State       Zip

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Frederick W. Green, (914) 741-5600, President
--------------------------------------------------------------------------------
ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).
--------------------------------------------------------------------------------

            The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

            Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York as of the 10th day of May, 2000.

                                      Westchester Capital Management, Inc.
                                      ----------------------------------------
                                      (Name of Institutional Investment
                                      Manager)

                                      /s/Frederick W. Green
                                      ----------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report). (List in alphabetical order.)

            13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                           13F File No.
-------------------------------------------------------------------------------------
1.
-------------------------------------------------------------------------------------
2.
-------------------------------------------------------------------------------------
3.
-------------------------------------------------------------------------------------
4.
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

FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
March 31, 2000


Item 1                                                        Item 2                     Item 3               Item 4
Name of Issuer                                            Title of Class                  CUSIP         Fair Market Value
EQUITIES
COMMON STOCK
CTV, Inc.                                                 COMMON STOCK                  12650F104            12,762,015
CTV, Inc.                                                 COMMON STOCK                  12650F104             6,802,170
AEGON N.V. ADR                                            COMMON STOCK                  007924103               660,612
AEGON N.V. ordinary                                       COMMON STOCK                    5462304             1,588,205
Akamai Technologies,Inc.                                  COMMON STOCK                  00971T101             2,656,301
The Allstate Corporation                                  COMMON STOCK                  020002101               509,587
America Online, Inc.                                      COMMON STOCK                  02364J104               605,250
Atlantic Richfield Company                                COMMON STOCK                  048825103            19,031,500
Atlantic Richfield Company                                COMMON STOCK                  048825103             7,318,500
Aspect Development, Inc.                                  COMMON STOCK                  045234101             9,875,125
Aspect Development, Inc.                                  COMMON STOCK                  045234101             3,804,562
At Home Corporation                                       COMMON STOCK                  045919107               616,030
BB&T Corporation                                          COMMON STOCK                  054937107               712,900
BCE, Inc.                                                 COMMON STOCK                  05534B109            17,059,500
BCE, Inc.                                                 COMMON STOCK                  05534B109             6,052,359
Boise Cascade Office Products Corp.                       COMMON STOCK                  097403109             2,096,000
Burlington Resources, Inc.                                COMMON STOCK                  122014103               777,000
The Chubb Corporation                                     COMMON STOCK                  171232101               333,759
CBS Corp.                                                 COMMON STOCK                  12490K107            10,373,700
CBS Corp.                                                 COMMON STOCK                  12490K107             5,876,542
Cadence Design Systems, Inc.                              COMMON STOCK                  127387108             1,464,950
Columbia Energy Group                                     COMMON STOCK                  197648108            17,289,150
Columbia Energy Group                                     COMMON STOCK                  197648108             5,539,875
Comcast Corporation Special Class A                       COMMON STOCK                  200300200             3,352,020
CMGI, Inc.                                                COMMON STOCK                  125750109             2,564,942
Concentric Network Corporation                            COMMON STOCK                  20589R107            24,975,500
Concentric Network Corporation                            COMMON STOCK                  20589R107             8,547,000
Cisco Systems, Inc.                                       COMMON STOCK                  17275R102             5,815,446
C-Cube Microsystems, Inc.                                 COMMON STOCK                  125015107            11,650,000
C-Cube Microsystems, Inc.                                 COMMON STOCK                  125015107             4,204,922
Dominion Resources, Inc.                                  COMMON STOCK                  25746U109               924,806
DoubleClick, Inc.                                         COMMON STOCK                  258609304             2,614,946
The DII Group, Inc.                                       COMMON STOCK                  232949107            33,149,925
The DII Group, Inc.                                       COMMON STOCK                  232949107            11,939,400
Dow Chemical Company                                      COMMON STOCK                  260543103               746,814
EMC Corporation                                           COMMON STOCK                  268648102             1,953,125
IXnet, Inc.                                               COMMON STOCK                  46601C109            14,950,662
IXnet, Inc.                                               COMMON STOCK                  46601C109             6,885,837
Financial Security Assurance Holdings Ltd                 COMMON STOCK                  31769P100            17,177,031

Financial Security Assurance Holdings Ltd                 COMMON STOCK                  31769P100             5,478,437
First Security Corporation                                COMMON STOCK                  336294103             1,968,000
First Security Corporation                                COMMON STOCK                  336294103               852,000
First Union Corp.                                         COMMON STOCK                  337358105             1,111,130
General Dynamics Corporation                              COMMON STOCK                  369550108             1,940,250
General Electric Company                                  COMMON STOCK                  369604103             1,227,843
General Motors Corporation                                COMMON STOCK                  370442105             3,867,344
General Motors Corporation                                COMMON STOCK                  370442105             1,565,156
General Motors Corporation - Class H                      COMMON STOCK                  370442832            11,614,231
B.F. Goodrich Company                                     COMMON STOCK                  382388106               229,729
Healtheon/WebMD Corporation                               COMMON STOCK                  422209106             1,150,000
Honeywell International Inc.                              COMMON STOCK                  438516106             1,380,412
Hannaford Bros. Co.                                       COMMON STOCK                  410550107            34,050,375
Hannaford Bros. Co.                                       COMMON STOCK                  410550107            11,092,000
Infinity Broadcasting Corporation                         COMMON STOCK                  45662S102               607,031
Intel Corporation                                         COMMON STOCK                  458140100             2,212,592
InterVU Inc.                                              COMMON STOCK                  46114R106             7,327,440
InterVU Inc.                                              COMMON STOCK                  46114R106             3,875,310
Illinois Tool Works, Inc.                                 COMMON STOCK                  452308109             1,884,080
JDS Uniphase Corporation                                  COMMON STOCK                  46612J101             4,071,154
Johnson & Johnson                                         COMMON STOCK                  478160104             1,343,028
Jostens, Inc.                                             COMMON STOCK                  481088102            14,071,687
Jostens, Inc.                                             COMMON STOCK                  481088102             5,250,375
Kimberly-Clark Corporation                                COMMON STOCK                  494368103             1,069,600
Interleaf, Inc.                                           COMMON STOCK                  458729209               376,000
AT&T - Liberty Media Group                                COMMON STOCK                  001957208               817,650
Mattel, Inc.                                              COMMON STOCK                  577081102               112,725
MCN Energy Group, Inc.                                    COMMON STOCK                  55267J100            25,025,000
MCN Energy Group, Inc.                                    COMMON STOCK                  55267J100             8,230,000
Mirage Resorts, Inc.                                      COMMON STOCK                  60462E104             9,435,625
Mirage Resorts, Inc.                                      COMMON STOCK                  60462E104             2,751,250
Motorola, Inc.                                            COMMON STOCK                  620076109             3,765,819
Newbridge Networks Corporation                            COMMON STOCK                  650901101            23,471,775
Newbridge Networks Corporation                            COMMON STOCK                  650901101             8,352,656
Nortel Networks Corporation                               COMMON STOCK                  656569100             3,701,880
Ortel Corporation                                         COMMON STOCK                  68749W102            22,503,731
Ortel Corporation                                         COMMON STOCK                  68749W102             7,113,356
PIMCO Advisors Holdings L.P.                              COMMON STOCK                  69338P102            24,332,269
PIMCO Advisors Holdings L.P.                              COMMON STOCK                  69338P102             8,283,162
Placer Dome  Inc.                                         COMMON STOCK                  725906101               666,859
Qwest Communications Int'l, Inc.                          COMMON STOCK                  749121109             7,799,042
Qwest Communications Int'l, Inc.                          COMMON STOCK                  749121109             8,948,007
Seagate Technology, Inc.                                  COMMON STOCK                  811804103             5,934,625
Seagate Technology, Inc.                                  COMMON STOCK                  811804103             3,705,375
Shire Pharmaceuticals Group plc ADR                       COMMON STOCK                  82481R106             2,832,024
St. Laurent Paperboard, Inc.                              COMMON STOCK                  790907109            15,723,157
St. Laurent Paperboard, Inc.                              COMMON STOCK                  790907109             4,722,307
Splitrock Services, Inc.                                  COMMON STOCK                  848636304             3,024,792
Splitrock Services, Inc.                                  COMMON STOCK                  848636304             1,950,016

SUPERVALU, Inc.                                           COMMON STOCK                  868536103               552,975
Syratech Corporation                                      COMMON STOCK                  871824108               367,770
AT&T Corp.                                                COMMON STOCK                  001957109               321,019
Travelers Property Casualty Corp.                         COMMON STOCK                  893939108            18,244,875
Travelers Property Casualty Corp.                         COMMON STOCK                  893939108             6,505,125
Telefonica de Argentina S.A.                              COMMON STOCK                  879378206            16,885,350
Telefonica de Argentina S.A.                              COMMON STOCK                  879378206             5,392,950
TeleCorp PCS, Inc.                                        COMMON STOCK                  879299105             1,630,125
Tritel, Inc.                                              COMMON STOCK                  89675X104             2,742,525
U.S. Foodservice, Inc.                                    COMMON STOCK                  90331R101            27,089,000
U.S. Foodservice, Inc.                                    COMMON STOCK                  90331R101             8,337,850
Union Carbide Corporation                                 COMMON STOCK                  905581104            25,715,812
Union Carbide Corporation                                 COMMON STOCK                  905581104             8,618,587
MediaOne Group, Inc.                                      COMMON STOCK                  58440J104            36,498,600
MediaOne Group, Inc.                                      COMMON STOCK                  58440J104            11,056,500
U.S. Bancorp                                              COMMON STOCK                  902973106               546,875
US WEST, Inc.                                             COMMON STOCK                  91273H101            29,834,350
US WEST, Inc.                                             COMMON STOCK                  91273H101            10,414,425
U.S. Trust Corporation                                    COMMON STOCK                  91288L105            10,470,600
U.S. Trust Corporation                                    COMMON STOCK                  91288L105             4,044,600
United Technologies Corporation                           COMMON STOCK                  913017109               705,172
VoiceStream Wireless Corporation                          COMMON STOCK                  928615103             2,731,469
Williams Communications Group, Inc.                       COMMON STOCK                  969455104             1,352,306
Williams Communications Group, Inc.                       COMMON STOCK                  969455104             6,357,394
Wells Fargo Company                                       COMMON STOCK                  949746101             1,117,594
Warner-Lambert Company                                    COMMON STOCK                  934488107            12,792,000
Warner-Lambert Company                                    COMMON STOCK                  934488107             4,504,500
Washington Mutual, Inc.                                   COMMON STOCK                  939322103               445,200
Williams Companies, Inc.                                  COMMON STOCK                  969457100            18,431,781
Williams Companies, Inc.                                  COMMON STOCK                  969457100             7,095,906
WestPoint Stevens Inc.                                    COMMON STOCK                  961238102             4,166,700
WestPoint Stevens Inc.                                    COMMON STOCK                  961238102             1,322,400
Yahoo! Inc.                                               COMMON STOCK                  984332106             6,939,659
Ziff-Davis, Inc.                                          COMMON STOCK                  989511100            14,397,594
Ziff-Davis, Inc.                                          COMMON STOCK                  989511100             4,749,219
Ziff-Davis, Inc. ZDNet                                    COMMON STOCK                  989511209             1,062,500


FIXED INCOME

CORPORATE BONDS
MindSpring Convertible 5.000% due 04-15-06                CORPORATE BONDS               602683AA2            20,489,000
MindSpring Convertible 5.000% due 04-15-06                CORPORATE BONDS               602683AA2             8,385,000

GRAND TOTAL                                                                                                $950,391,581

                                                           Item 5                   Item 6                            Item 8
Item 1                                                    Shares or                Investment          Item 7          Voting
Name of Issuer                                         Principal Amount            Discretion         Managers        Authority
EQUITIES
COMMON STOCK
CTV, Inc.                                                  481,800                (a) Sole                            (a) Sole
CTV, Inc.                                                  256,800                (b) Shared                          (a) Sole
AEGON N.V. ADR                                               8,200                (b) Shared                          (a) Sole
AEGON N.V. ordinary                                         19,900                (b) Shared                          (a) Sole
Akamai Technologies,Inc.                                    16,518                (a) Sole                            (a) Sole
The Allstate Corporation                                    21,400                (b) Shared                          (a) Sole
America Online, Inc.                                         9,000                (b) Shared                          (a) Sole
Atlantic Richfield Company                                 223,900                (a) Sole                            (a) Sole
Atlantic Richfield Company                                  86,100                (b) Shared                          (a) Sole
Aspect Development, Inc.                                   153,400                (a) Sole                            (a) Sole
Aspect Development, Inc.                                    59,100                (b) Shared                          (a) Sole
At Home Corporation                                         18,703                (b) Shared                          (a) Sole
BB&T Corporation                                            25,404                (b) Shared                          (a) Sole
BCE, Inc.                                                  136,000                (a) Sole                            (a) Sole
BCE, Inc.                                                   48,250                (b) Shared                          (a) Sole
Boise Cascade Office Products Corp.                        128,000                (b) Shared                          (a) Sole
Burlington Resources, Inc.                                  21,000                (b) Shared                          (a) Sole
The Chubb Corporation                                        4,940                (b) Shared                          (a) Sole
CBS Corp.                                                  183,200                (a) Sole                            (a) Sole
CBS Corp.                                                  103,780                (b) Shared                          (a) Sole
Cadence Design Systems, Inc.                                70,600                (b) Shared                          (a) Sole
Columbia Energy Group                                      291,800                (a) Sole                            (a) Sole
Columbia Energy Group                                       93,500                (b) Shared                          (a) Sole
Comcast Corporation Special Class A                         77,280                (b) Shared                          (a) Sole
CMGI, Inc.                                                  22,636                (b) Shared                          (a) Sole
Concentric Network Corporation                             454,100                (a) Sole                            (a) Sole
Concentric Network Corporation                             155,400                (b) Shared                          (a) Sole
Cisco Systems, Inc.                                         75,220                (b) Shared                          (a) Sole
C-Cube Microsystems, Inc.                                  160,000                (a) Sole                            (a) Sole
C-Cube Microsystems, Inc.                                   57,750                (b) Shared                          (a) Sole
Dominion Resources, Inc.                                    24,060                (b) Shared                          (a) Sole
DoubleClick, Inc.                                           27,930                (b) Shared                          (a) Sole
The DII Group, Inc.                                        293,200                (a) Sole                            (a) Sole
The DII Group, Inc.                                        105,600                (b) Shared                          (a) Sole
Dow Chemical Company                                         6,551                (a) Sole                            (a) Sole
EMC Corporation                                             15,625                (b) Shared                          (a) Sole
IXnet, Inc.                                                325,900                (a) Sole                            (a) Sole
IXnet, Inc.                                                150,100                (b) Shared                          (a) Sole
Financial Security Assurance Holdings Ltd                  233,900                (a) Sole                            (a) Sole

                                                           Item 5                   Item 6                            Item 8
Item 1                                                    Shares or                Investment          Item 7          Voting
Name of Issuer                                         Principal Amount            Discretion         Managers        Authority
EQUITIES
Financial Security Assurance Holdings Ltd                   74,600                (b) Shared                          (a) Sole
First Security Corporation                                 164,000                (a) Sole                            (a) Sole
First Security Corporation                                  71,000                (b) Shared                          (a) Sole
First Union Corp.                                           29,829                (b) Shared                          (a) Sole
General Dynamics Corporation                                39,000                (b) Shared                          (a) Sole
General Electric Company                                     7,912                (b) Shared                          (a) Sole
General Motors Corporation                                  46,700                (a) Sole                            (a) Sole
General Motors Corporation                                  18,900                (b) Shared                          (a) Sole
General Motors Corporation - Class H                        93,287                (a) Sole                            (a) Sole
B.F. Goodrich Company                                        8,008                (b) Shared                          (a) Sole
Healtheon/WebMD Corporation                                 50,000                (b) Shared                          (a) Sole
Honeywell International Inc.                                26,200                (b) Shared                          (a) Sole
Hannaford Bros. Co.                                        461,700                (a) Sole                            (a) Sole
Hannaford Bros. Co.                                        150,400                (b) Shared                          (a) Sole
Infinity Broadcasting Corporation                           18,750                (b) Shared                          (a) Sole
Intel Corporation                                           16,770                (b) Shared                          (a) Sole
InterVU Inc.                                                81,416                (a) Sole                            (a) Sole
InterVU Inc.                                                43,059                (b) Shared                          (a) Sole
Illinois Tool Works, Inc.                                   34,101                (b) Shared                          (a) Sole
JDS Uniphase Corporation                                    33,768                (b) Shared                          (a) Sole
Johnson & Johnson                                           19,169                (b) Shared                          (a) Sole
Jostens, Inc.                                              577,300                (a) Sole                            (a) Sole
Jostens, Inc.                                              215,400                (b) Shared                          (a) Sole
Kimberly-Clark Corporation                                  19,100                (b) Shared                          (a) Sole
Interleaf, Inc.                                              8,000                (b) Shared                          (a) Sole
AT&T - Liberty Media Group                                  13,800                (b) Shared                          (a) Sole
Mattel, Inc.                                                10,800                (b) Shared                          (a) Sole
MCN Energy Group, Inc.                                   1,001,000                (a) Sole                            (a) Sole
MCN Energy Group, Inc.                                     329,200                (b) Shared                          (a) Sole
Mirage Resorts, Inc.                                       487,000                (a) Sole                            (a) Sole
Mirage Resorts, Inc.                                       142,000                (b) Shared                          (a) Sole
Motorola, Inc.                                              26,450                (b) Shared                          (a) Sole
Newbridge Networks Corporation                             723,600                (a) Sole                            (a) Sole
Newbridge Networks Corporation                             257,500                (b) Shared                          (a) Sole
Nortel Networks Corporation                                 29,380                (b) Shared                          (a) Sole
Ortel Corporation                                          119,900                (a) Sole                            (a) Sole
Ortel Corporation                                           37,900                (b) Shared                          (a) Sole
PIMCO Advisors Holdings L.P.                               635,100                (a) Sole                            (a) Sole
PIMCO Advisors Holdings L.P.                               216,200                (b) Shared                          (a) Sole
Placer Dome  Inc.                                           82,075                (b) Shared                          (a) Sole
Qwest Communications Int'l, Inc.                           160,805                (a) Sole                            (a) Sole
Qwest Communications Int'l, Inc.                           184,495                (b) Shared                          (a) Sole
Seagate Technology, Inc.                                    98,500                (a) Sole                            (a) Sole
Seagate Technology, Inc.                                    61,500                (b) Shared                          (a) Sole
Shire Pharmaceuticals Group plc ADR                         55,259                (b) Shared                          (a) Sole
St. Laurent Paperboard, Inc.                               821,400                (a) Sole                            (a) Sole
St. Laurent Paperboard, Inc.                               246,700                (b) Shared                          (a) Sole
Splitrock Services, Inc.                                    66,700                (a) Sole                            (a) Sole
Splitrock Services, Inc.                                    43,000                (b) Shared                          (a) Sole

SUPERVALU, Inc.                                             29,200                (b) Shared                          (a) Sole
Syratech Corporation                                        73,554                (a) Sole                            (a) Sole
AT&T Corp.                                                   5,707                (b) Shared                          (a) Sole
Travelers Property Casualty Corp.                          442,300                (a) Sole                            (a) Sole
Travelers Property Casualty Corp.                          157,700                (b) Shared                          (a) Sole
Telefonica de Argentina S.A.                               430,200                (a) Sole                            (a) Sole
Telefonica de Argentina S.A.                               137,400                (b) Shared                          (a) Sole
TeleCorp PCS, Inc.                                          31,500                (b) Shared                          (a) Sole
Tritel, Inc.                                                71,700                (b) Shared                          (a) Sole
U.S. Foodservice, Inc.                                   1,052,000                (a) Sole                            (a) Sole
U.S. Foodservice, Inc.                                     323,800                (b) Shared                          (a) Sole
Union Carbide Corporation                                  441,000                (a) Sole                            (a) Sole
Union Carbide Corporation                                  147,800                (b) Shared                          (a) Sole
MediaOne Group, Inc.                                       450,600                (a) Sole                            (a) Sole
MediaOne Group, Inc.                                       136,500                (b) Shared                          (a) Sole
U.S. Bancorp                                                25,000                (b) Shared                          (a) Sole
US WEST, Inc.                                              410,800                (a) Sole                            (a) Sole
US WEST, Inc.                                              143,400                (b) Shared                          (a) Sole
U.S. Trust Corporation                                      55,400                (a) Sole                            (a) Sole
U.S. Trust Corporation                                      21,400                (b) Shared                          (a) Sole
United Technologies Corporation                             11,160                (b) Shared                          (a) Sole
VoiceStream Wireless Corporation                            21,205                (b) Shared                          (a) Sole
Williams Communications Group, Inc.                         26,100                (a) Sole                            (a) Sole
Williams Communications Group, Inc.                        122,700                (b) Shared                          (a) Sole
Wells Fargo Company                                         27,300                (b) Shared                          (a) Sole
Warner-Lambert Company                                     131,200                (a) Sole                            (a) Sole
Warner-Lambert Company                                      46,200                (b) Shared                          (a) Sole
Washington Mutual, Inc.                                     16,800                (b) Shared                          (a) Sole
Williams Companies, Inc.                                   419,500                (a) Sole                            (a) Sole
Williams Companies, Inc.                                   161,500                (b) Shared                          (a) Sole
WestPoint Stevens Inc.                                     219,300                (a) Sole                            (a) Sole
WestPoint Stevens Inc.                                      69,600                (b) Shared                          (a) Sole
Yahoo! Inc.                                                 40,494                (b) Shared                          (a) Sole
Ziff-Davis, Inc.                                           921,446                (a) Sole                            (a) Sole
Ziff-Davis, Inc.                                           303,950                (b) Shared                          (a) Sole
Ziff-Davis, Inc. ZDNet                                      50,000                (b) Shared                          (a) Sole


FIXED INCOME

CORPORATE BONDS
MindSpring Convertible 5.000% due 04-15-06              20,489,000                (a) Sole                            (a) Sole
MindSpring Convertible 5.000% due 04-15-06               8,385,000                (b) Shared                          (a) Sole

GRAND TOTAL